Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Trade and other payables	$ 1,530,434,532	$ 1,464,491,965
Derivative instruments	22,461,567	72,793,962
Other financial liabilities	26,886,119	24,138,193
Trade and other payables	966,072,117	595,534,857
Derivative instruments	5,215,190	6,949,774
Non-current lease liabilities	267,718,931	243,924,027
Financial liabilities at fair value through results [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	16,616	640
Total Current	16,616	640
Total	16,616	640
Financial liabilities measured at amortized cost [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	61,229,866	542,220,313
Trade and other payables	1,828,004,718	1,911,613,832
Other financial liabilities	26,886,119	24,138,193
Total Current	1,916,120,703	2,477,972,338
Interest-bearing loans	2,368,746,913	1,897,563,167
Trade and other payables	1,981,976,990	1,630,326,076
Non-current lease liabilities	267,718,931	243,924,027
Total Non-current	4,618,442,834	3,771,813,270
Total	6,534,563,537	6,249,785,608
Financial Liabilities at Fair Value Through Other Comprehensive Income, Category [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	729,271	15,456,599
Total Current	729,271	15,456,599
Total	729,271	15,456,599
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	22,461,567	72,793,962
Total Current	22,461,567	72,793,962
Derivative instruments	5,215,190	6,949,774
Total Non-current	5,215,190	6,949,774
Total	$ 27,676,757	$ 79,743,736